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                             EDGAR LOMAX VALUE FUND










                               SEMI-ANNUAL REPORT

                              FOR THE PERIOD ENDED
                                 APRIL 30, 2001

                             EDGAR LOMAX VALUE FUND

                               Semi-Annual Report
                                  May 23, 2001

Dear Fellow Shareholder:

     Things continue to go well for all of us as shareholders in the Edgar Lomax Value Fund. The Fund's assets have grown to over $5.6 million through a combination of additional investors and strong investment gains. In fact, from its December 12, 1997 inception through April 30, 2001, the Fund's average annual total return was 8.12%.

     Before discussing the recent investment results, let me first mention one significant action we took concerning ongoing Fund expenses. Effective this past January 1, The Edgar Lomax Company -- as investment advisor to the Fund -- began absorbing more of the Fund's expenses in lieu of those expenses being borne by the Fund and its shareholders. We intend to continue this program as needed to keep shareholder expenses no greater than 1.23% of Fund assets (previously 1.75%). The effect is that approximately 0.52% of additional Fund performance is passed on to you each year.

     Now, onto the market. About one year ago, my letter to you described a speculative stock market driven almost exclusively by technology stocks and their "promise" of extraordinary earnings sometime in the future. That was an environment in which stock prices of most successful "old economy" companies stagnated solely from investor neglect, even as their businesses were thriving. The latter are the companies we invested, and continue to invest, in -- bargains. Beginning in the second half of 2000, the heated rate of corporate earnings growth inevitably slowed. The stock market's clear response was an abrupt "flight to quality," boosting the prices of these unglamorous, but profitable, companies. And the results were stunning. Specifically, the Edgar Lomax Value Fund gained 15.51% during the year ended April 30, 2001, while the S&P 500 lost 12.97%.

     The fact is, we were always comfortable placing your hard-earned money in steady (some say "boring") companies. To get them at low prices made their outlook all the more appealing. We simply needed time --and your patience -- to see the value of our stocks recognized. While that process clearly has begun, we would not have predicted such strong gains in the face of a sharply declining overall market. Certainly, every period will not treat us this favorably, but you can rest assured that we will always do our best to bring you good long-term returns.

Cordially,

/s/ Randall R. Eley

Randall R. Eley

                             EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 99.23%                                   Market Value
--------------------------------------------------------------------------------
            AEROSPACE/DEFENSE: 3.46%
   2,500    General Dynamics Corporation .......................    $   192,700
                                                                    -----------
            AIRLINES: 1.74%
   2,200    Delta Air Lines, Inc. ..............................         96,866
                                                                    -----------
            ALUMINUM: 3.72%
   5,000    Alcoa Inc. .........................................        207,000
                                                                    -----------
            AUTOMOBILES: 1.99%
   2,025    General Motors Corporation .........................        110,990
                                                                    -----------
            BANKS - MAJOR REGIONAL: 1.36%
   3,589    U.S. Bancorp .......................................         76,015
                                                                    -----------
            CHEMICALS: 5.12%
   4,038    E. I. du Pont de Nemours and Company ...............        182,477
   3,075    The Dow Chemical Company ...........................        102,859
                                                                    -----------
                                                                        285,336
                                                                    -----------
            COMPUTERS - HARDWARE: 1.83%
   3,600    Hewlett-Packard Company ............................        102,348
                                                                    -----------
            ELECTRIC COMPANIES: 7.93%
   3,375    American Electric Power Company, Inc. ..............        166,523
   1,000    Entergy Corp. ......................................         40,500
   2,355    Mirant Corp. .......................................         96,084
   5,925    The Southern Company ...............................        138,585
                                                                    -----------
                                                                        441,692
                                                                    -----------
            ELECTRICAL EQUIPMENT: 2.26%
   2,800    Rockwell International Corporation .................        126,084
                                                                    -----------
            FINANCIAL - DIVERSIFIED: 6.63%
   1,600    Citigroup Inc ......................................         78,640
   5,565    J.P. Morgan Chase ..................................        267,009
     200    Morgan Stanley Dean Witter & Co. ...................         12,558
                                                                    -----------
                                                                        358,207
                                                                    -----------

2
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                             EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2001 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
            FOODS: 5.36%
   7,600    Ralston Purina Co. .................................    $   230,964
   3,400    Sara Lee Corporation ...............................         67,694
                                                                    -----------
                                                                        298,658
                                                                    -----------
            HEALTH CARE - MANAGED CARE: 2.34%
   1,225    CIGNA Corporation ..................................        130,708
                                                                    -----------
            INSURANCE - LIFE/HEALTH: 0.39%
     500    American General Corporation .......................         21,805
                                                                    -----------
            INSURANCE - MULTI-LINE: 3.12%
   2,800    The Hartford Financial Services Group, Inc .........        173,880
                                                                    -----------
            INVESTMENT BANKING/BROKERAGE: 1.69%
     700    Lehman Brothers Holdings Inc. ......................         50,925
     700    Merrill Lynch & Co., Inc. ..........................         43,190
                                                                    -----------
                                                                         94,115
                                                                    -----------
            MACHINERY - DIVERSIFIED: 4.78%
   5,300    Caterpillar Inc. ...................................        266,060
                                                                    -----------
            MANUFACTURING - DIVERSIFIED: 6.35%
   2,300    Minnesota Mining and Manufacturing Company .........        273,723
   1,500    Tyco International Ltd. ............................         80,055
                                                                    -----------
                                                                        353,778
                                                                    -----------
            OIL - INTERNATIONAL INTEGRATED: 4.85%
   3,050    Exxon Mobil Corp. ..................................        270,230
                                                                    -----------
            PAPER & FOREST PRODUCTS: 7.12%
   6,800    International Paper Company ........................        266,424
   2,300    Weyerhaeuser Company ...............................        130,018
                                                                    -----------
                                                                        396,442
                                                                    -----------
            PHOTOGRAPHY/IMAGING: 4.82%
   6,175    Eastman Kodak Company ..............................        268,613
                                                                    -----------
            RAILROADS: 3.64%
   6,900    Burlington Northern, Inc. ..........................        202,860
                                                                    -----------

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                             EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2001 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
            RESTAURANTS: 1.68%
   3,400    McDonald's Corporation .............................    $    93,500
                                                                    -----------
            RETAIL - DEPARTMENT STORES: 0.40%
     600    The May Department Stores Company ..................         22,350
                                                                    -----------
            RETAIL - GENERAL MERCHANDISE: 1.52%
   2,300    Sears Roebuck & Co. ................................         84,755
                                                                    -----------
            RETAIL - SPECIALTY/RETAIL: 2.03%
   6,700    The Limited, Inc. ..................................        113,364
                                                                    -----------
            TELECOMMUNICATIONS - LONG DISTANCE: 2.64%
   6,600    AT&T Corp. .........................................        147,048
                                                                    -----------
            TELEPHONE: 5.31%
   4,100    SBC Communications Inc. ............................        169,125
   2,300    Verizon Corp. ......................................        126,661
                                                                    -----------
                                                                        295,786
                                                                    -----------
            TOBACCO: 5.18%
   5,750    Philip Morris Companies Inc. .......................        288,133
                                                                    -----------
            Total Common Stocks (Cost $5,069,042) ..............      5,519,323
                                                                    -----------

Principal
 Amount     SHORT-TERM INVESTMENTS: 0.72%
--------------------------------------------------------------------------------
$ 40,324    Firstar Stellar Treasury Fund (Cost $40,324) .......         40,324
                                                                    -----------
            Total Investments in Securities
              (Cost $5,109,366+): 99.95% .......................      5,559,647
            Other Assets less Liabilities: 0.05% ...............          2,748
                                                                    -----------
            Net Assets: 100.00% ................................    $ 5,562,395
                                                                    ===========

+ Gross unrealized appreciation and depreciation of securities is as follows:

            Gross unrealized appreciation ......................    $   706,062
            Gross unrealized depreciation ......................       (255,781)
                                                                    -----------
              Net unrealized appreciation ......................    $   450,281
                                                                    ===========

See accompanying Notes to Financial Statements.

                             EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (identified cost of $5,109,366) ............................    $ 5,559,647
  Receivables
    Dividends and interest .....................................          4,826
    Due from advisor ...........................................          6,901
  Prepaid expenses .............................................            266
                                                                    -----------
          Total assets .........................................      5,571,640
                                                                    -----------
LIABILITIES
  Payables
    Administration fees ........................................          2,466
  Accrued expenses .............................................          6,779
                                                                    -----------
          Total liabilities ....................................          9,245
                                                                    -----------

NET ASSETS .....................................................    $ 5,562,395
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  [$5,562,395 / 475,860 shares outstanding;
  unlimited number of shares (par value $0.01) authorized] .....    $     11.69
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital ..............................................    $ 5,025,731
  Undistributed net investment income ..........................         20,038
  Accumulated net realized gain on investments .................         66,345
  Net unrealized appreciation on investments ...................        450,281
                                                                    -----------
          Net assets ...........................................    $ 5,562,395
                                                                    ===========

See accompanying Notes to Financial Statements.

                             EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends ...................................................   $    62,777
    Interest ....................................................         1,227
                                                                    -----------
       Total income .............................................        64,004
                                                                    -----------
  Expenses
    Advisory fees (Note 3) ......................................        24,668
    Administration fees (Note 3) ................................        14,876
    Professional fees ...........................................        10,787
    Fund accounting fees ........................................         9,273
    Transfer agent fees .........................................         6,695
    Custody fees ................................................         2,777
    Trustee fees ................................................         2,132
    Shareholder Reporting .......................................         1,488
    Registration fees ...........................................         1,307
    Other .......................................................         1,240
    Insurance expense ...........................................           733
                                                                    -----------
       Total expenses ...........................................        75,976
       Less, advisory fee waiver and absorption (Note 3) ........       (41,356)
                                                                    -----------
       Net expenses .............................................        34,620
                                                                    -----------
          NET INVESTMENT INCOME .................................   $    29,384
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments ..............................        67,618
  Net change in unrealized appreciation on investments ..........       176,100
                                                                    -----------
    Net realized and unrealized gain on investments .............       243,718
                                                                    -----------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $   273,102
                                                                    ===========

See accompanying Notes to Financial Statements.

                             EDGAR LOMAX VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------
                                                                 Six Months           Year
                                                                   Ended             Ended
                                                              April 30, 2001#   October 31, 2000
------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income ....................................    $    29,384       $    47,227
  Net realized gain on investments .........................         67,618           116,193
  Net change in unrealized appreciation on investments .....        176,100            15,417
                                                                -----------       -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            273,102           178,838
                                                                -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...............................        (46,639)          (36,575)
  From net realized gain ...................................       (115,338)         (218,064)
                                                                -----------       -----------
    Total dividends and distibution to shareholders ........       (161,977)         (254,639)
                                                                -----------       -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net change
    in outstanding shares (a) ..............................        692,098           568,395
                                                                -----------       -----------
  TOTAL INCREASE IN NET ASSETS .............................        803,223           492,594
                                                                -----------       -----------
NET ASSETS
Beginning of period ........................................      4,759,172         4,266,578
                                                                -----------       -----------
END OF PERIOD ..............................................    $ 5,562,395       $ 4,759,172
                                                                ===========       ===========

(a) A summary of share transactions is as follows:

                                                  Six Months                        Year
                                                    Ended                          Ended
                                                April 30, 2001#               October 31, 2000
                                        ------------------------------   ----------------------------
                                           Shares      Paid in Capital      Shares    Paid in Capital
                                        -----------    ---------------   -----------  ---------------
Shares sold ........................         51,827      $   562,973          78,917    $   840,168
Shares issued on reinvestments
  of distributions .................         13,856          161,978           4,763         51,488
Shares redeemed ....................         (2,887)         (32,853)        (30,703)      (323,261)
                                        -----------      -----------     -----------    -----------
Net increase .......................         62,796      $   692,098          52,977    $   568,395
                                        ===========      ===========     ===========    ===========

# Unaudited.

See accompanying Notes to Financial Statements.

                             EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months           Year               Year        December 12, 1997*
                                                           Ended             Ended               Ended             through
                                                      April 30, 2001#   October 31, 2000   October 31, 1999   October 31, 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................   $11.52            $11.85             $10.78             $10.00
                                                           ------            ------             ------             ------
Income from investment operations:
  Net investment income ................................     0.04              0.12               0.08               0.07
  Net realized and unrealized gain on
    investments ........................................     0.52              0.26               1.10               0.72
                                                           ------            ------             ------             ------
Total from investment operations .......................     0.56              0.38               1.18               0.79
                                                           ------            ------             ------             ------
Less distributions:
  From net investment income ...........................    (0.11)            (0.10)             (0.07)             (0.01)
  From net realized gain on investments ................    (0.28)            (0.61)             (0.04)              0.00
                                                           ------            ------             ------             ------
Total distributions ....................................    (0.39)            (0.71)             (0.11)             (0.01)
                                                           ------            ------             ------             ------
Net asset value, end of period .........................   $11.69            $11.52             $11.85             $10.78
                                                           ======            ======             ======             ======

TOTAL RETURN ...........................................     4.88%++           3.65%             19.81%              7.89%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..................   $5,562            $4,759             $4,267             $3,294
Ratio of expenses to average net assets:
  Before expense reimbursement .........................     1.52%+            3.59%              3.63%              4.67%+
  After expense reimbursement ..........................     1.23%+            1.75%              1.75%              1.75%+
Ratio of net investment income to average net assets
  After expense reimbursement ..........................     0.59%+            1.22%              0.81%              0.81%+
Portfolio turnover rate ................................    31.40%            47.43%             41.85%             32.71%

*  Commencement of operations.
+  Annualized.
++ Not Annualized.

See accompanying Notes to Financial Statements.

                             EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Edgar Lomax Value Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek growth of capital, with a secondary objective of providing income. The Fund began operations on December 12, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment. The reclassification relates primarily to the net operating loss of the Fund which is not deductible for tax purposes and was reclassified to paid-in capital.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

                             EDGAR LOMAX VALUE FUND

--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months  ended  April 30,  2001,  The Edgar Lomax  Company  (the
"Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended April 30, 2001, the Fund incurred $24,668 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.23% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended April 30, 2001, the Advisor reduced its fees and absorbed Fund expenses in the amount of $41,356; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $251,453 at April 30, 2001.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Fund asset level                          Fee rate
     ----------------                          --------
     Less than $15 million                     $30,000
     $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
     More than $150 million                    0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

                             EDGAR LOMAX VALUE FUND

--------------------------------------------------------------------------------

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,147,395 and $1,566,530, respectively.

NOTE 5 - PRIVACY NOTICE

     The Edgar Lomax Value Fund and The Edgar Lomax Company collect non-public information about you from the following sources:

*    Information we receive about you on applications or other forms;
*    Information you give us orally; and
*    Information about your transactions with us or others.

     We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

                                     ADVISOR
                             The Edgar Lomax Company
                         6564 Loisdale Court, Suite 310
                              Springfield, VA 22150
                            www.edgarlomax.cihost.com

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Ste. 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                             ICA Fund Services Corp.
                        4455 E. Camelback Rd., Ste. 261E
                                Phoenix, AZ 85018
                                 (800) 385-7003

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104